Ordinary Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Ordinary Shares [Abstract]
ORDINARY SHARES

NOTE 16 –ORDINARY SHARES

In April 2023, the Company issued 3,404,685 Ordinary Shares, of which 3,200,000 were in the IPO and 204,685 in over-allotment, at $5 per share with net proceeds of approximately $15.1 million.

On February 5, 2024, the 2024 annual general meeting of shareholders adopted resolutions that the issued 14,392,364 ordinary shares of par value of US$0.0001each are re-designated and re-classified into 6,200,364 Class A ordinary shares of par value US$0.0001each with one vote per share (the “Class A Ordinary Shares”) and 8,192,000 Class B ordinary shares of par value US$0.0001 each with 15 votes per share (the “Class B Ordinary Shares”) on a one for one basis.

NOTE 16 – ORDINARY SHARES

In April 2023, the Company issued 3,404,685 Ordinary Shares, of which 3,200,000 shares were related to the IPO and 204,685 shares related to an over-allotment arrangement, at $5.00 per share with net proceeds of approximately $15.1 million.

On February 5, 2024, the 2024 annual general meeting of shareholders adopted the resolutions that the issued 14,392,364 ordinary shares of par value of US$0.0001 each are re-designated and re-classified into 6,200,364 Class A ordinary shares of par value US$0.0001 each with one vote per share (the “Class A Ordinary Shares”) and 8,192,000 Class B ordinary shares of par value US$0.0001 each with 15 votes per share (the “Class B Ordinary Shares”) on a one for one basis.